Employee Benefit Plan, Fair Value and NAV (Details) - EBP 401K - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,277,911	$ 1,194,074
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,277,911	1,194,074
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	936,681	815,929
Fair Value, Inputs, Level 1 | Cullen/Frost Bankers, Inc. | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 341,230	$ 378,145